ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS (Parenthetical) (Detail) - $ / shares	Dec. 31, 2018	Oct. 31, 2018	Oct. 12, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, authorized		2,000,000,000
Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	1,927,488,240	1,927,488,240		1,927,488,240
Ordinary shares, issued	241,818,016			181,279,400
Ordinary shares, outstanding	241,818,016			181,279,400
Class B Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	72,511,760	72,511,760		72,511,760
Ordinary shares, issued	72,511,760			0
Ordinary shares, outstanding	72,511,760			0
Parent Company [Member] | Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001			$ 0.0001
Ordinary shares, authorized	1,927,488,240			1,927,488,240
Ordinary shares, issued	241,818,016			181,279,400
Ordinary shares, outstanding	241,818,016			181,279,400
Parent Company [Member] | Class B Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001			$ 0.0001
Ordinary shares, authorized	72,511,760			72,511,760
Ordinary shares, issued	72,511,760			0
Ordinary shares, outstanding	72,511,760			0